Unaudited Condensed Consolidated Balance Sheets - USD ($)	Jun. 30, 2024	Dec. 31, 2023	Dec. 31, 2022
Current assets
Cash and cash equivalents	$ 184,109	$ 54,104	$ 27,556
Accounts receivable, net	172,475	9,374	13,000
Inventories	102,825	126,264	46,910
Deposits, prepayment and other receivables, net	703,897	517,429	70,285
Loan to A SPAC I		140,000
Due from shareholders		354,285
Total current assets	1,163,306	1,201,456	2,398,623
Non-current assets
Plant and equipment, net	159,931	162,157	122,673
Right-of-use assets, net	272,474	283,847	383,670
Intangible assets	1,056
Deposits, prepayment and other receivables, net	910
Total non-current assets	434,371	446,004	506,343
TOTAL ASSETS	1,597,677	1,647,460	2,904,966
Current liabilities
Accounts payable	1,940,645	172,626	104,651
Accrued liabilities and other payables	3,014,988	241,613	289,777
Contract liabilities	37,592	7,937	1,360,168
Operating lease liabilities, current	199,297	207,128	184,651
Finance lease liabilities, current		6,446	18,758
Taxes payable	486,705	486,706	486,872
Total current liabilities	6,490,430	1,122,456	2,555,650
Non-current liabilities
Operating lease liabilities, non-current	114,096	118,979	242,187
Convertible promissory note	3,383,861
Finance lease liabilities, non-current			6,446
Total non-current liabilities	3,497,957	118,979	248,633
Total liabilities	9,988,387	1,241,435	2,804,283
Shareholders’ equity
Ordinary shares	101,494	6,981	6,018
Subscription receivable	(7,473,791)	(2,967,100)	(319,872)
Additional paid-in capital	57,821	4,324,834	1,458,941
Accumulated deficit	(857,894)	(461,351)	(591,544)
Accumulated other comprehensive (loss) income	193,265	(7,288)	9,570
Equity attributable to the shareholders of the Company	(7,979,105)	896,076	563,113
Non-controlling interests	(411,605)	(490,051)	(462,430)
Total shareholders’ equity	(8,390,710)	406,025	100,683
TOTAL LIABILITIES AND SHAREHOLDERS’ EQUITY	1,597,677	1,647,460	2,904,966
Shareholders
Current assets
Due from shareholders		354,285	2,240,872
Current liabilities
Due to shareholders	762,206
Related Party
Current liabilities
Due to a related party	$ 48,997		$ 110,773